BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of customer accounts and (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 192,177	₽ 139,438
Legal entities - Current/settlement accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	13,311	13,163
Legal entities - Term deposits
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	63,003	19,466
Individuals - Current/settlement accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	20,654	18,219
Individuals - Term deposits
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 95,209	₽ 88,590